Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 21,273	$ 21,234
Accumulated amortization	7,052	5,078
Net book value	14,221	16,156
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Marketing rights, Cost	15,830	15,830
Accumulated amortization	3,365	1,782
Net book value	12,465	14,048
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Trade name, Cost	1,131	1,131
Accumulated amortization	240	127
Net book value	891	1,004
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, Cost	4,312	4,273
Accumulated amortization	3,447	3,169
Net book value	$ 865	$ 1,104